Related Party Transactions (Details) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 Shandong Baorui [Member]	Dec. 31, 2012 Shenghong Group [Member]	Dec. 31, 2012 Weifang Neo-Luck Group [Member]	Dec. 31, 2012 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] USD ($)	Dec. 31, 2012 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] CNY	Dec. 31, 2012 Joyinn Hotel Investment and Management Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Joyinn Hotel Investment and Management Co., Ltd. [Member] CNY
Related Party Transaction [Line Items]
Ownership percentage	22.10%	90.00%	59.00%	65.45%	65.45%
Balance due from related party						$ 3,371	21,000
Amount of guarantee by related party				$ 3,210	20,000